Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.3%
72,316	iShares 1-3 Year Treasury Bond ETF	$ 6,267,628	1.0
145,759	Vanguard Global ex-U.S. Real Estate ETF	6,254,518	1.0
111,954	Vanguard Real Estate ETF	7,819,987	1.3

	Total Exchange-Traded Funds
	(Cost $23,526,299)	20,342,133	3.3

MUTUAL FUNDS: 96.3%
	Affiliated Investment Companies: 96.3%
4,518,476	Voya Emerging Markets Index Portfolio - Class P2	42,518,858	6.9
689,352	Voya High Yield Bond Fund - Class R6	4,839,250	0.8
17,143,855	Voya International Index Portfolio - Class P2	141,093,928	22.8
2,744,138	Voya Russell Mid Cap Index Portfolio - Class P2	27,523,706	4.4
1,844,631	Voya Russell Small Cap Index Portfolio - Class P2	18,483,202	3.0
4,064,453	Voya U.S. Bond Index Portfolio - Class P2	45,481,233	7.4
23,063,305	Voya U.S. Stock Index Portfolio - Class P2	315,967,273	51.0

	Total Mutual Funds
	(Cost $685,524,530)	595,907,450	96.3

	Total Investments in Securities (Cost $709,050,829)	$ 616,249,583	99.6
	Assets in Excess of Other Liabilities	2,723,664	0.4
	Net Assets	$ 618,973,247	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 20,342,133	$ –	$ –	$ 20,342,133
Mutual Funds	595,907,450	–	–	595,907,450
Total Investments, at fair value	$ 616,249,583	$ –	$ –	$ 616,249,583
Other Financial Instruments+
Futures	2,292,606	–	–	2,292,606
Total Assets	$ 618,542,189	$ –	$ –	$ 618,542,189

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Liabilities Table
Other Financial Instruments+
Futures	$ (963,488)	$ –	$ –	$ (963,488)
Total Liabilities	$ (963,488)	$ –	$ –	$ (963,488)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 03/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$ 53,645,915	$ 3,952,853	$ (2,088,514)	$ (12,991,396)	$ 42,518,858	$ -	$ (109,664)	$ -
Voya High Yield Bond Fund - Class R6	-	4,551,664	(3,391)	290,977	4,839,250	8,450	77	-
Voya International Index Portfolio - Class P2	170,863,362	13,329,411	(1,901,024)	(41,197,821)	141,093,928	-	(33,520)	-
Voya Russell Mid Cap Index Portfolio - Class P2	33,397,890	3,890,284	(430,309)	(9,334,159)	27,523,706	-	(72,500)	-
Voya Russell Small Cap Index Portfolio - Class P2	22,421,371	3,510,359	(346,443)	(7,102,085)	18,483,202	-	(60,618)	-
Voya U.S. Bond Index Portfolio - Class P2	52,507,230	3,806,367	(11,401,724)	569,360	45,481,233	380,167	841,132	-
Voya U.S. Stock Index Portfolio - Class P2	383,226,039	22,119,470	(10,772,768)	(78,605,468)	315,967,273	0	1,682,377	-
	$716,061,807	$55,160,408	$(26,944,173)	$(148,370,592)	$595,907,450	$388,618	$2,247,283	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	107	06/19/20	$ 6,139,660	$ 778,033
S&P 500® E-Mini	48	06/19/20	6,167,280	389,822
U.S. Treasury Ultra Long Bond	57	06/19/20	12,646,875	1,124,751
			$ 24,953,815	$ 2,292,606
Short Contracts:
U.S. Treasury 10-Year Note	(182)	06/19/20	(25,241,125)	(963,488)
			$ (25,241,125)	$ (963,488)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $713,356,928.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 3,903,247
Gross Unrealized Depreciation	(99,681,474)
Net Unrealized Depreciation	$ (95,778,227)